Property, Plant and Equipment - Summary of Property, Plant and Equipment (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year		$ 4,368
Additions		2,189	$ 3,478
Net book value at ending of the year		9,026	4,368
Cost
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year		6,332	3,306
Additions		2,189	3,478
Acquisitions		4,211
Disposals			(452)
Net book value at ending of the year		12,732	6,332
Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year		1,964	1,371
Depreciation for the period		1,742	925
Disposals			(332)
Net book value at ending of the year		3,706	1,964
Buildings
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year		0
Net book value at ending of the year		1,568	0
Buildings | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year		0	0
Additions		103	0
Acquisitions		1,571
Disposals			0
Net book value at ending of the year		1,674	0
Buildings | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year		0	0
Depreciation for the period		106	0
Disposals			0
Net book value at ending of the year		106	0
Equipment and Machinery
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year		502
Net book value at ending of the year		3,664	502
Equipment and Machinery | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year		1,316	1,198
Additions		1,035	118
Acquisitions		2,640
Disposals			0
Net book value at ending of the year		4,991	1,316
Equipment and Machinery | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year		814	471
Depreciation for the period		513	343
Disposals			0
Net book value at ending of the year		1,327	814
Other
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	[1]	3,866
Net book value at ending of the year	[1]	3,794	3,866
Other | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	[1]	5,016	2,108
Additions	[1]	1,051	3,360
Acquisitions	[1]	0
Disposals	[1]		(452)
Net book value at ending of the year	[1]	6,067	5,016
Other | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year		1,150	900
Depreciation for the period		1,123	582
Disposals			(332)
Net book value at ending of the year		$ 2,273	$ 1,150

[1]	The “Other” category includes right of use assets with a cost of $4,452 and $1,604 of accumulated depreciation as at December 31, 2022.